Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2013
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets

9. Goodwill and Other Intangible Assets

The carrying amount of goodwill was $251.8 million and $253.8 million at December 31, 2013 and 2012, respectively. As discussed in Note 2 to the consolidated financial statements, the Company initially recorded $230.1 million of goodwill in connection with the PlainsCapital Merger, and used significant estimates and assumptions to value the identifiable assets acquired and liabilities assumed. The amount of goodwill recorded in connection with the PlainsCapital Merger is not deductible for tax purposes. During the three months ended March 31, 2013, the Company reduced goodwill related to the PlainsCapital Merger by $2.0 million for a purchase accounting adjustment related to the valuation of a capital lease obligation. The Company made no further adjustments to its purchase price allocation.

Other intangible assets of $70.9 million and $77.7 million at December 31, 2013 and 2012, respectively, include an indefinite lived intangible asset with an estimated fair value of $3.0 million related to state licenses acquired as a part of the NLC acquisition in January 2007.

The Company tests goodwill and other intangible assets having an indefinite useful life for impairment on an annual basis, or more often if events or circumstances indicate there may be impairment. Goodwill impairment testing is performed at the reporting unit level, which is one level below an operating segment. Goodwill is assigned to reporting units at the date the goodwill is initially recorded. Once goodwill has been assigned to reporting units, it no longer retains its association with a particular acquisition, and all of the activities within a reporting unit, whether acquired or internally generated, are available to support the value of the goodwill. The Company performs required annual impairment tests of its goodwill and other intangible assets as of October 1st for each of its reporting units.

The goodwill impairment analysis is a two-step test. The first step, used to identify potential impairment, involves comparing each reporting unit’s estimated fair value to its carrying value, including goodwill. If the estimated fair value of a reporting unit exceeds its carrying value, goodwill is considered not to be impaired. If the carrying value exceeds estimated fair value, there is an indication of potential impairment and the second step is performed to measure the amount of impairment. The Company has estimated fair values of reporting units based on both a market and income approach using historic, normalized actual and forecast results.

The second step involves calculating an implied fair value of goodwill for each reporting unit for which the first step indicated impairment. The implied fair value of goodwill is determined in a manner similar to the amount of goodwill calculated in a business combination, by measuring the excess of the estimated fair value of the reporting unit, as determined in the first step, over the aggregate estimated fair values of the individual assets, liabilities and identifiable intangibles as if the reporting unit was being acquired in a business combination. If the implied fair value of goodwill exceeds the carrying value of goodwill assigned to the reporting unit, there is no impairment. If the carrying value of goodwill assigned to a reporting unit exceeds the implied fair value of the goodwill, an impairment charge is recorded for the excess. An impairment loss cannot exceed the carrying value of goodwill assigned to a reporting unit, and the loss establishes a new basis in the goodwill. Subsequent reversal of goodwill impairment losses is not permitted.

At October 1, 2013, the Company determined that the estimated fair value of each of its reporting units exceeded its carrying value and therefore the second step as described above was not performed. Based on this evaluation, the Company concluded that the goodwill and other identifiable intangible assets were fully realizable at December 31, 2013.

The Company’s evaluation includes multiple assumptions, including estimated discounted cash flows and other estimates that may change over time. If future discounted cash flows become less than those projected by the Company, future impairment charges may become necessary that could have a materially adverse impact on the Company’s results of operations and financial condition. As quoted market prices in active stock markets are relevant evidence of fair value, a significant decline in the Company’s common stock trading price may indicate an impairment of goodwill.

The carrying value of intangible assets subject to amortization was as follows (in thousands).

	Estimated	Gross		Net
	Useful Life	Intangible	Accumulated	Intangible
December 31, 2013	(Years)	Assets	Amortization	Assets
Core deposits	7-12	$38,770	$(6,159)	$32,611
Trademarks and trade names	10-20	20,000	(2,589)	17,411
Noncompete agreements	4-6	11,650	(2,492)	9,158
Customer contracts and relationships	8-12	14,100	(6,210)	7,890
Agent relationships	13	3,600	(2,749)	851
		$88,120	$(20,199)	$67,921

	Estimated	Gross		Net
	Useful Life	Intangible	Accumulated	Intangible
December 31, 2012	(Years)	Assets	Amortization	Assets
Core deposits	10-12	$34,500	$(452)	$34,048
Trademarks and trade names	10-20	20,000	(1,487)	18,513
Noncompete agreements	4-6	11,650	(192)	11,458
Customer contracts and relationships	8-12	14,100	(4,515)	9,585
Agent relationships	13	3,600	(2,466)	1,134
Technology	5	1,500	(1,500)	—
		$85,350	$(10,612)	$74,738

Amortization expense related to intangible assets during 2013, 2012 and 2011 was $11.1 million, $2.0 million and $1.5 million, respectively.

The estimated aggregate future amortization expense for intangible assets at December 31, 2013 is as follows (in thousands).

2014	$11,138
2015	10,300
2016	9,372
2017	7,546
2018	6,607
Thereafter	22,958
$67,921